Financial instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of net US dollar exposure [Table Text Block]
Total USD
Assets	$222,262
Liabilities	(88,019)
Net exposure at September 30, 2020	$134,243

Impact to profit or loss if 5% movement in the US dollar	$6,712

Total USD
Net liabilities in U.S. subsidiary	$34,623

US denominated:
Assets	$70,187
Liabilities	(1,015,090)

Net U.S. dollar exposure	$(979,526)

Impact to profit or loss if 5% movement in the U.S.	$(48,976)

Disclosure of contractual obligations [Table Text block]
Payment due:	Total	Within 1 Year	1 to 3 years	3 to 5 years
Accounts payable and accrued liabilities	$4,459,481	$4,459,481	$-	$-
Borrowings	2,648,280	2,548,280	100,000	-
Minimum royalty commitments	2,500,000	150,000	350,000	2,000,000
Lease obligations	327,600	93,600	187,200	46,800
Total contractual obligations	$9,935,361	$7,251,361	$637,200	$2,046,800